Fair Value Measurement - Assets and liabilities measured at fair value on a recurring basis (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Assets
Equity securities with readily determinable fair values	¥ 140,985	¥ 294,561
Recurring
Assets
Short-term investments	6,082,161	1,677,128
Equity securities with readily determinable fair values	140,985	294,561
Total assets	6,223,146	1,971,689
Recurring | Level 1
Assets
Equity securities with readily determinable fair values	140,985	294,561
Total assets	140,985	294,561
Recurring | Level 2
Assets
Short-term investments	6,082,161	1,677,128
Total assets	¥ 6,082,161	¥ 1,677,128